UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-6325

                         DREYFUS MIDCAP INDEX FUND, INC.
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6855


Date of fiscal year end:        October 31st


Date of reporting period:       April 30, 2003

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus

      Midcap Index Fund, Inc.

      SEMIANNUAL REPORT April 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            19   Statement of Financial Futures

                            20   Statement of Assets and Liabilities

                            21   Statement of Operations

                            22   Statement of Changes in Net Assets

                            23   Financial Highlights

                            24   Notes to Financial Statements

                            29   Proxy Results

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                        Midcap Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Midcap Index Fund, Inc. covers the six-month period from November 1, 2002, through April 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Tom Durante.

We have recently seen what we believe are encouraging signs of stability in the U.S. financial markets. Perhaps most important, the war in Iraq ended quickly, without disruptions in oil supplies or major incidents of terrorism. Many major stock market indices have posted modest gains since the start of 2003, suggesting greater investor optimism. At the same time, yield differences between U.S. Treasury securities and corporate bonds have moved closer to historical norms as many companies have strengthened their balance sheets.

Of course, problems and concerns remain. In the U.S. economy, unemployment has risen to multiyear highs and corporations remain reluctant to spend. Positive factors appear to outweigh negative ones, however, and we believe that the U.S. economy is on the path to recovery.

What are the implications for your investments? We are generally optimistic about the stock market, although security selection should remain a key factor. We continue to favor areas of the bond market that are more credit-sensitive and believe municipal bonds may benefit if state and local tax rates rise. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2003




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Tom Durante, Portfolio Managers

How did Dreyfus Midcap Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended April 30, 2003, Dreyfus Midcap Index Fund, Inc. produced a total return of 3.72%.(1) The Standard & Poor's MidCap 400 Index (the "S&P 400 Index"), the fund's benchmark, produced a total return of 3.98% for the
same    period.(2,3)

We attribute the fund and market' s performance to a better environment for stocks during the reporting period, driven largely by improving investor sentiment as the war with Iraq came to an end. The fund's strongest returns stemmed from technology, pharmaceutical and educational services stocks, while hospitals and discount retailers disappointed. The difference in returns was primarily the result of transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the S&P 400 Index. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S& P 400 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index was the first benchmark to represent the performance of the midcap
stock    market.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 400 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings tend to be less predictable

What other factors influenced the fund's performance?

The most significant factors influencing the fund's performance were the weak economy; uncertainty surrounding the war with Iraq and its potential effects on the economy, oil prices and the stock market; and a recovery in the equity
markets   as   the   war   ended   at   the   end   of  the  reporting  period.

When the reporting period began, investors generally shunned investments they considered risky, preferring investments in the bond and real estate markets over stocks because of a prolonged bear market in stocks, a faltering economy, widespread corporate governance scandals, rising unemployment and uncertainties arising from the impending war with Iraq.

Investor sentiment generally improved, and the stock market rallied amid renewed optimism after the war' s short and successful resolution. Semiconductor and computer hardware stocks in the midcap market segment benefited particularly
strongly   from   renewed   investor  optimism  during  the  reporting  period.
Semiconductor stocks historically have been among the first market sectors to benefit from a recovering economy, and these stocks led the market rally. Computer hardware stocks also gained value, but to a lesser degree, as investors began to look forward to higher levels of corporate spending on information technology.

However, the greatest gains for the fund and the market during the reporting period stemmed from generic pharmaceutical stocks, which rose as these companies competed successfully for market share with large-cap drug companies selling more expensive, brand-name pharmaceuticals. Educational services stocks also prospered, including online colleges and vocational training programs. In a tight job market, many individuals were eager to improve their qualifications
and    their    education.


On the other hand, hospital management companies reported disappointing returns, due to uncertainty regarding Medicare reimbursement rates and higher operating costs. Certain discount retailers also posted relatively weak returns, citing slower sales due to weather-related factors arising from a harsh winter in many
parts    of    the    United    States.

What is the fund's current strategy?

As an index fund, our strategy remains the same: to attempt to replicate the return of the S&P 400 Index by investing in all 400 stocks that compose the S&P 400 Index. We must continue to be mindful of the heightened volatility that has affected the U.S. stock market for some time now. We believe it is especially important during volatile times to diversify across many industry groups and stocks to mitigate losses in any particular group or holding. In our view, broadly diversified index funds continue to represent a prudent choice for the core of most investors' equity portfolios.

May 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. --REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S MIDCAP 400 INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX MEASURING THE PERFORMANCE OF THE MIDSIZE COMPANY SEGMENT OF THE U.S. MARKET.

(3) "STANDARD & POOR'S," "S&P," AND "STANDARD & POOR'S MIDCAP 400 INDEX" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC., AND HAVE BEEN LICENSED FOR USE BY THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.
STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

April 30, 2003 (Unaudited)

COMMON STOCKS--95.7%                                                                             Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.4%

Constellation Brands, Cl. A                                                                      93,100  (a)           2,496,011

Universal                                                                                        25,966                1,013,972

                                                                                                                       3,509,983

CONSUMER CYCLICAL--13.0%

ALLETE                                                                                           88,174                2,095,014

Abercrombie & Fitch, Cl. A                                                                      100,050  (a)           3,289,644

Alaska Air Group                                                                                 27,337  (a)             487,419

American Eagle Outfitters                                                                        73,250  (a)           1,281,875

Applebee's International                                                                         56,900                1,559,060

ArvinMeritor                                                                                     70,443                1,114,408

BJ's Wholesale Club                                                                              71,414  (a)           1,008,366

Bandag                                                                                           19,750                  688,288

Barnes & Noble                                                                                   66,450  (a)           1,309,065

Blyth                                                                                            47,400                1,250,412

Bob Evans Farms                                                                                  35,994                  913,168

Borders Group                                                                                    81,450  (a)           1,303,200

BorgWarner                                                                                       27,700                1,625,159

Brinker International                                                                            99,806  (a)           3,168,840

CBRL Group                                                                                       51,225                1,633,053

CDW Computer Centers                                                                             86,400  (a)           3,684,096

Callaway Golf                                                                                    78,000                1,086,540

CarMax                                                                                          106,100  (a)           2,244,015

Cheesecake Factory                                                                               51,600  (a)           1,630,044

Chico's FAS                                                                                      87,400  (a)           2,127,316

Claire's Stores                                                                                  50,352                1,308,648

Coach                                                                                            92,700  (a)           4,033,377

Dollar Tree Stores                                                                              117,550  (a)           2,991,647

Extended Stay America                                                                            96,750  (a)           1,147,455

Fastenal                                                                                         78,100                2,701,479

Federal Signal                                                                                   49,063                  847,809

Furniture Brands International                                                                   57,900  (a)           1,375,125

GTECH Holdings                                                                                   58,200  (a)           1,959,594

Gentex                                                                                           78,500  (a)           2,370,700

HON INDUSTRIES                                                                                   60,672                1,794,677

Herman Miller                                                                                    75,610                1,322,419

International Speedway, Cl. A                                                                    54,750                2,152,222

Krispy Kreme Doughnuts                                                                           57,900  (a)           1,880,592


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Lear                                                                                             67,650  (a)           2,688,411

Longs Drug Stores                                                                                39,600                  613,404

Mandalay Resort Group                                                                            67,923  (a)           1,794,525

Michaels Stores                                                                                  69,400  (a)           2,168,056

Modine Manufacturing                                                                             34,770                  702,354

Mohawk Industries                                                                                68,300  (a)           3,788,601

99 Cents Only Stores                                                                             72,100  (a)           2,124,066

Neiman Marcus Group, Cl. A                                                                       49,350  (a)           1,581,668

Outback Steakhouse                                                                               78,000                2,787,720

PETsMART                                                                                        143,300  (a)           2,168,129

Park Place Entertainment                                                                        309,350  (a)           2,301,564

Payless ShoeSource                                                                               69,650  (a)           1,104,649

Pier 1 Imports                                                                                   95,600                1,774,336

Ross Stores                                                                                      79,800                3,024,420

Ruby Tuesday                                                                                     65,900                1,298,230

Ruddick                                                                                          47,950                  638,215

Saks                                                                                            146,580  (a)           1,311,891

Sotheby's Holdings, Cl. A                                                                        63,268  (a)             556,126

Superior Industries International                                                                28,450                1,125,482

Timberland, Cl. A                                                                                37,950  (a)           1,897,121

Unifi                                                                                            55,037  (a)             327,470

Whole Foods Market                                                                               60,200  (a)           3,573,472

Williams-Sonoma                                                                                 119,800  (a)           3,100,424

                                                                                                                     101,835,060

CONSUMER STAPLES--3.5%

Church & Dwight                                                                                  41,076                1,292,662

Dean Foods                                                                                       93,972  (a)           4,090,601

Dial                                                                                             97,850                2,038,216

Dreyer's Grand Ice Cream                                                                         35,928                2,295,080

Hormel Foods                                                                                    142,500                3,278,925

Interstate Bakeries                                                                              46,100                  482,667

J. M. Smucker                                                                                    51,203                1,857,645

Lancaster Colony                                                                                 37,249                1,591,650

PepsiAmericas                                                                                   154,700                1,932,203

Sensient Technologies                                                                            48,778                1,077,994

Smithfield Foods                                                                                112,650  (a)           2,207,940

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Tootsie Roll Industries                                                                          54,660                1,584,047

Tyson Foods, Cl. A                                                                              361,915                3,485,241

                                                                                                                      27,214,871

ENERGY--9.0%

AGL Resources                                                                                    64,162                1,650,888

Aquila                                                                                          186,900                  519,582

Black Hills                                                                                      32,392                  922,524

Cooper Cameron                                                                                   55,900  (a)           2,675,374

ENSCO International                                                                             153,500                3,898,900

Equitable Resources                                                                              63,350                2,433,907

FMC Technologies                                                                                 67,311  (a)           1,266,793

Forest Oil                                                                                       48,350  (a)           1,004,713

Grant Prideco                                                                                   124,523  (a)           1,420,807

Helmerich & Payne                                                                                51,500                1,325,095

MDU Resources Group                                                                              73,800                2,196,288

Murphy Oil                                                                                       94,364                3,930,261

National Fuel Gas                                                                                82,974                1,946,570

National-Oilwell                                                                                 86,650  (a)           1,818,784

Noble Energy                                                                                     58,977                1,958,036

OGE Energy                                                                                       80,746                1,449,391

ONEOK                                                                                            74,600                1,415,162

Patterson-UTI Energy                                                                             82,450  (a)           2,728,271

Philadelphia Suburban                                                                            69,800                1,580,970

Pioneer Natural Resources                                                                       120,700  (a)           2,887,144

Pogo Producing                                                                                   63,000                2,494,800

Pride International                                                                             138,400  (a)           2,147,968

Questar                                                                                          84,346                2,547,249

Smith International                                                                             104,520  (a)           3,716,731

Tidewater                                                                                        62,305                1,676,005

Valero Energy                                                                                   116,176                4,269,468

Varco International                                                                              99,748  (a)           1,754,567

Vectren                                                                                          69,725                1,621,106

WGL Holdings                                                                                     50,010                1,349,270

Weatherford International                                                                       133,923  (a)           5,387,722

Western Gas Resources                                                                            34,000                1,247,120

XTO Energy                                                                                      186,166                3,630,237

                                                                                                                      70,871,703


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--12.8%

AdvancePCS                                                                                       92,700  (a)           2,786,562

Apogent Technologies                                                                            108,250  (a)           1,859,735

Apria Healthcare Group                                                                           56,500  (a)           1,324,925

Barr Laboratories                                                                                67,875  (a)           3,773,850

Beckman Coulter                                                                                  63,124                2,453,629

Charles River Laboratories International                                                         46,500  (a)           1,262,475

Community Health Systems                                                                        101,900  (a)           1,936,100

Covance                                                                                          61,550  (a)           1,091,282

Coventry Health Care                                                                             61,600  (a)           2,514,512

Cytyc                                                                                           119,250  (a)           1,574,100

DENTSPLY International                                                                           80,650                3,020,342

Edwards Lifesciences                                                                             61,800  (a)           1,784,166

Express Scripts                                                                                  80,150  (a)           4,725,644

First Health Group                                                                               97,870  (a)           2,451,644

Gilead Sciences                                                                                 202,400  (a)           9,338,736

Health Net                                                                                      127,470  (a)           3,325,692

Henry Schein                                                                                     45,250  (a)           1,952,538

Hillenbrand Industries                                                                           63,550                3,171,145

ICN Pharmaceuticals                                                                              86,200                  754,250

IDEC Pharmaceuticals                                                                            157,500  (a)           5,158,125

IVAX                                                                                            200,306  (a)           3,218,917

LifePoint Hospitals                                                                              40,700  (a)             794,464

Lincare Holdings                                                                                108,750  (a)           3,302,737

Millennium Pharmaceuticals                                                                      296,162  (a)           3,257,782

Mylan Laboratories                                                                              189,122                5,346,478

Omnicare                                                                                         97,050                2,573,766

Oxford Health Plans                                                                              86,300  (a)           2,526,001

PacifiCare Health Systems                                                                        36,886  (a)           1,174,450

Patterson Dental                                                                                 70,000  (a)           2,811,900

Perrigo                                                                                          71,500                1,098,240

Pharmaceutical Resources                                                                         33,700  (a)           1,481,115

Protein Design Labs                                                                              91,650  (a)             910,085

SICOR                                                                                           120,500  (a)           2,160,565

STERIS                                                                                           71,550  (a)           1,624,185

Sepracor                                                                                         86,600  (a)           1,658,390

Triad Hospitals                                                                                  76,852  (a)           1,691,513

Universal Health Services, Cl. B                                                                 62,350  (a)           2,411,075

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

VISX                                                                                             53,050  (a)             830,763

Varian Medical Systems                                                                           70,100  (a)           3,775,586

Vertex Pharmaceuticals                                                                           78,650  (a)             949,306

                                                                                                                      99,856,770

INTEREST SENSITIVE--19.6%

A.G. Edwards                                                                                     82,174                2,451,250

AMB Property                                                                                     85,100                2,323,230

Allmerica Financial                                                                              54,400  (a)             832,320

American Financial Group                                                                         71,059                1,576,089

AmeriCredit                                                                                     159,200  (a)           1,080,968

AmerUs Group                                                                                     40,200                1,052,838

Arthur J. Gallagher                                                                              90,550                2,262,845

Associated Banc-Corp                                                                             76,729                2,680,911

Astoria Financial                                                                                89,600                2,241,792

BISYS Group                                                                                     123,200  (a)           2,079,616

Bank of Hawaii                                                                                   62,570                2,062,307

Banknorth Group                                                                                 166,000                3,964,080

Brown & Brown                                                                                    71,200                2,546,824

Certegy                                                                                          68,400  (a)           1,709,316

City National                                                                                    51,357                2,114,368

Colonial BancGroup                                                                              127,350                1,621,166

Commerce Bancorp                                                                                 69,500                2,826,565

Compass Bancshares                                                                              131,900                4,447,668

Eaton Vance                                                                                      71,150                2,120,270

Everest Re Group                                                                                 57,000                3,970,050

Fidelity National Financial                                                                     106,680                3,669,792

First American                                                                                   74,300                1,968,950

First Virginia Banks                                                                             73,788                3,014,239

FirstMerit                                                                                       87,050                1,784,525

Greater Bay Bancorp                                                                              53,000                  848,000

GreenPoint Financial                                                                            100,450                4,797,492

HCC Insurance Holdings                                                                           64,100                1,762,750

Hibernia, Cl. A                                                                                 162,150                2,938,158

Horace Mann Educators                                                                            42,000                  620,340

Hospitality Properties Trust                                                                     64,400                1,855,364

Independence Community Bank                                                                      58,900                1,540,235

IndyMac Bancorp                                                                                  56,850                1,266,618


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Investment Technology Group                                                                      49,300  (a)             704,497

Investors Financial Services                                                                     66,800                1,456,908

LaBranche & Co.                                                                                  61,250                1,015,525

Legg Mason                                                                                       66,650                3,619,095

Leucadia National                                                                                60,000                2,286,000

Liberty Property Trust                                                                           78,600                2,459,394

M&T Bank                                                                                        122,050               10,309,563

MONY Group                                                                                       48,300                1,122,009

Mack-Cali Realty                                                                                 59,100                1,865,196

Mercantile Bankshares                                                                            70,901                2,718,344

National Commerce Financial                                                                     211,265                4,297,130

Neuberger Berman                                                                                 71,800                2,204,260

New Plan Excel Realty Trust                                                                      99,750                1,993,005

New York Community Bancorp                                                                      110,350                3,831,352

Ohio Casualty                                                                                    62,450  (a)             782,186

Old Republic International                                                                      124,100                3,797,460

PMI Group                                                                                        92,900                2,863,178

Protective Life                                                                                  70,650                2,029,775

Provident Financial Group                                                                        50,150                1,186,048

Radian Group                                                                                     96,200                3,819,140

Roslyn Bancorp                                                                                   81,050                1,546,434

SEI Investments                                                                                 109,200                2,875,236

Silicon Valley Bancshares                                                                        40,050  (a)             936,369

Sovereign Bancorp                                                                               268,850                4,153,732

StanCorp Financial Group                                                                         30,250                1,624,425

TCF Financial                                                                                    75,750                2,999,700

United Dominion Realty Trust                                                                    110,300                1,840,907

Unitrin                                                                                          69,650                1,721,052

W.R. Berkley                                                                                     58,200                2,702,808

Waddell & Reed Financial, Cl. A                                                                  82,600                1,652,000

Webster Financial                                                                                47,300                1,775,642

Westamerica Bancorporation                                                                       34,500                1,486,950

Wilmington Trust                                                                                 67,500                1,816,425

                                                                                                                     153,522,681

INTERNET--.9%

CheckFree                                                                                        81,200  (a)           2,238,684

E*TRADE Group                                                                                   372,000  (a)           2,046,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTERNET (CONTINUED)

Internet Security Systems                                                                        50,900  (a)             667,808

Macromedia                                                                                       64,000  (a)             807,040

Overture Services                                                                                65,500  (a)             700,850

Retek                                                                                            54,750  (a)             342,188

                                                                                                                       6,802,570

PRODUCER GOODS & SERVICES--11.4%

AGCO                                                                                             77,200  (a)           1,405,812

AK Steel Holding                                                                                111,100  (a)             324,412

AMETEK                                                                                           33,972                1,280,744

Airborne                                                                                         49,838                  989,783

Airgas                                                                                           74,100  (a)           1,499,043

Albemarle                                                                                        42,900                1,158,300

Alexander & Baldwin                                                                              42,407                1,132,691

Arch Coal                                                                                        53,900                  974,512

Bowater                                                                                          56,910                2,215,506

C.H. Robinson Worldwide                                                                          87,000                3,200,730

CNF                                                                                              50,700                1,538,238

Cabot                                                                                            63,400                1,766,958

Carlisle Cos.                                                                                    31,482                1,428,024

Carpenter Technology                                                                             22,794                  297,690

Clayton Homes                                                                                   140,070                1,738,268

Crompton                                                                                        117,133                  751,994

Cytec Industries                                                                                 40,000  (a)           1,280,400

D.R. Horton                                                                                     150,900                3,576,330

Donaldson                                                                                        44,808                1,788,735

Dycom Industries                                                                                 49,300  (a)             544,272

EGL                                                                                              48,400  (a)             776,336

Energizer Holdings                                                                               90,000  (a)           2,593,800

Expeditors International of Washington                                                          107,100                3,894,048

FMC                                                                                              36,100  (a)             654,132

Ferro                                                                                            41,579                  982,928

Flowserve                                                                                        56,865  (a)             877,996

GATX                                                                                             50,396                  949,461

Glatfelter                                                                                       44,950                  514,678

Granite Construction                                                                             42,487                  713,782

Harsco                                                                                           41,696                1,437,261


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Hubbell, Cl. B                                                                                   60,880                1,954,248

IMC Global                                                                                      118,322                1,071,997

J.B. Hunt Transport Services                                                                     40,350  (a)           1,394,093

Jacobs Engineering Group                                                                         56,442  (a)           2,322,588

Kennametal                                                                                       36,250                1,141,513

Lennar, Cl. A                                                                                    73,535                3,988,538

Longview Fibre                                                                                   52,586                  401,231

Lubrizol                                                                                         52,988                1,674,950

Lyondell Chemical                                                                               164,488                2,393,300

Martin Marietta Materials                                                                        50,250                1,485,893

Minerals Technologies                                                                            20,750                  918,188

Newport                                                                                          39,550  (a)             511,026

Nordson                                                                                          34,586                  873,642

Olin                                                                                             59,490                1,077,959

Overseas Shipholding Group                                                                       35,470                  667,191

Packaging Corp of America                                                                       107,500  (a)           2,022,075

Peabody Energy                                                                                   53,800                1,511,780

Pentair                                                                                          50,690                1,953,592

Pittston Brink's Group                                                                           55,850  (a)             712,088

Potlach                                                                                          29,450                  702,383

Precision Castparts                                                                              54,296                1,503,456

Quanta Services                                                                                  70,450  (a)             243,053

RPM International                                                                               119,013                1,471,000

Rayonier                                                                                         28,550                1,437,778

Sequa, Cl. A                                                                                     10,736  (a)             330,239

Sonoco Products                                                                                  99,443                2,172,829

Swift Transportation                                                                             86,050  (a)           1,559,226

Tecumseh Products, Cl. A                                                                         19,050                  766,572

Teleflex                                                                                         40,500                1,554,795

Toll Brothers                                                                                    72,600  (a)           1,687,950

Trinity Industries                                                                               47,201                  781,177

Valspar                                                                                          51,850                2,239,401

Wausau-Mosinee Paper                                                                             53,013                  564,058

Werner Enterprises                                                                               65,600                1,481,904

York International                                                                               40,800                  975,120

                                                                                                                      89,833,697

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SERVICES--10.4%

Affiliated Computer Services, Cl. A                                                             136,400  (a)           6,506,280

Banta                                                                                            26,036                  808,418

Belo, Cl. A                                                                                     116,214                2,615,977

CSG Systems International                                                                        53,150  (a)             559,670

Career Education                                                                                 47,400  (a)           2,850,162

Catalina Marketing                                                                               55,000  (a)             980,650

Ceridian                                                                                        152,750  (a)           2,130,862

ChoicePoint                                                                                      87,266  (a)           3,078,744

Copart                                                                                           95,000  (a)             801,800

Corinthian Colleges                                                                              44,900  (a)           2,055,971

DST Systems                                                                                     123,100  (a)           3,779,170

DeVry                                                                                            72,000  (a)           1,666,080

Dun & Bradstreet                                                                                 76,500  (a)           2,891,700

Education Management                                                                             36,450  (a)           1,779,489

Emmis Communications, Cl. A                                                                      55,150  (a)           1,046,196

Entercom Communications                                                                          51,300  (a)           2,492,667

Fair Isaac                                                                                       51,100                2,661,288

Gartner Group, Cl. B                                                                             84,400  (a)             661,696

Hanover Compressor                                                                               68,450  (a)             575,665

Harte-Hanks                                                                                      93,675                1,686,150

Hispanic Broadcasting                                                                           111,950  (a)           2,871,517

Jack Henry & Associates                                                                          90,250                1,175,958

Keane                                                                                            73,400  (a)             707,576

Kelly Services, Cl. A                                                                            36,585                  846,943

Korn/Ferry International                                                                         38,700  (a)             266,256

Lee Enterprises                                                                                  45,750                1,641,053

MPS Group                                                                                       105,600  (a)             712,800

Manpower                                                                                         79,550                2,615,604

Media General, Cl. A                                                                             23,300                1,280,568

Price Communications                                                                             56,100  (a)             684,981

Reader's Digest Association                                                                     100,850                1,210,200

Republic Services                                                                               168,600  (a)           3,618,156

Rollins                                                                                          46,082                1,116,106

Scholastic                                                                                       40,350  (a)           1,146,344

Six Flags                                                                                        95,300  (a)             560,364

Sylvan Learning Systems                                                                          41,500  (a)             727,910

Telephone and Data Systems                                                                       60,350                2,600,481


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

United Rentals                                                                                   78,800  (a)             811,640

Valassis Communications                                                                          54,100  (a)           1,439,060

Viad                                                                                             90,650                1,822,971

Wallace Computer Services                                                                        43,464                1,135,714

Washington Post, Cl. B                                                                            9,769                7,121,601

Westwood One                                                                                    108,450  (a)           3,784,905

                                                                                                                      81,527,343

TECHNOLOGY--10.6%

ADTRAN                                                                                           38,350  (a)           1,552,408

Activision                                                                                       68,100  (a)           1,041,930

Acxiom                                                                                           91,800  (a)           1,281,528

Advanced Fibre Communications                                                                    86,500  (a)           1,323,450

Advent Software                                                                                  33,650  (a)             423,654

Arrow Electronics                                                                               102,812  (a)           1,735,466

Ascential Software                                                                              248,221  (a)             953,169

Atmel                                                                                           479,200  (a)             881,728

Avnet                                                                                           122,958  (a)           1,567,715

Avocent                                                                                          46,350  (a)           1,372,887

Cabot Microelectronics                                                                           25,062  (a)           1,083,180

Cadence Design Systems                                                                          276,760  (a)           3,163,366

CommScope                                                                                        60,950  (a)             522,342

Credence Systems                                                                                 62,700  (a)             445,170

Cree                                                                                             75,400  (a,b)         1,504,230

Cypress Semiconductor                                                                           127,418  (a)           1,111,085

Diebold                                                                                          74,401                2,974,551

Fairchild Semiconductor, Cl. A                                                                  120,350  (a)           1,428,555

Harris                                                                                           68,300                1,950,648

Imation                                                                                          36,300  (a)           1,245,090

InFocus                                                                                          40,500  (a)             181,845

Integrated Device Technology                                                                    106,650  (a)           1,101,695

International Rectifier                                                                          65,950  (a)           1,491,789

Intersil, Cl. A                                                                                 140,800  (a)           2,604,800

KEMET                                                                                            88,700  (a)             813,379

LTX                                                                                              50,400  (a)             340,200

L-3 Communications Holdings                                                                      97,200  (a)           4,315,680

Lam Research                                                                                    129,650  (a)           1,883,814

Lattice Semiconductor                                                                           115,600  (a)           1,003,408

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Legato Systems                                                                                  119,600  (a)             708,032

Macrovision                                                                                      49,800  (a)             879,966

McData, Cl. A                                                                                   117,050  (a)           1,238,389

Mentor Graphics                                                                                  68,559  (a)             714,385

Micrel                                                                                           94,350  (a)           1,104,839

Microchip Technology                                                                            209,350                4,352,386

National Instruments                                                                             52,600  (a)           1,687,408

Network Associates                                                                              161,050  (a)           1,840,801

Per-Se Technologies (warrants)                                                                      834  (a)                   8

Plantronics                                                                                      45,750  (a)             846,375

Plexus                                                                                           43,550  (a)             443,339

Polycom                                                                                         102,400  (a)           1,005,568

Powerwave Technologies                                                                           67,450  (a)             271,149

Quantum                                                                                         177,756  (a)             613,258

Reynolds & Reynolds, Cl. A                                                                       69,402                1,999,471

RF Micro Devices                                                                                187,800  (a)             892,050

RSA Security                                                                                     58,550  (a)             561,495

SPX                                                                                              82,900  (a)           2,802,020

SanDisk                                                                                          70,950  (a)           1,716,990

Semtech                                                                                          75,200  (a)           1,195,680

Silicon Laboratories                                                                             51,600  (a)           1,468,020

Storage Technology                                                                              110,726  (a)           2,737,146

Sybase                                                                                           97,400  (a)           1,246,720

Synopsys                                                                                         76,400  (a)           3,716,096

3Com                                                                                            371,800  (a)           1,933,360

Tech Data                                                                                        58,100  (a)           1,394,400

Titan                                                                                            80,350  (a)             645,211

Transaction Systems Architects, Cl. A                                                            36,250  (a)             251,938

TriQuint Semiconductor                                                                          136,338  (a)             478,546

Varian                                                                                           34,800  (a)           1,100,028

Vishay Intertechnology                                                                          164,404  (a)           2,055,050

Wind River Systems                                                                               80,850  (a)             267,614

                                                                                                                      83,466,500


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

UTILITIES--4.1%

Alliant Energy                                                                                   94,379                1,657,295

Broadwing                                                                                       225,300  (a)           1,043,139

DPL                                                                                             130,250                1,802,660

DQE                                                                                              76,450                1,039,720

Energy East                                                                                     149,276                2,719,809

Great Plains Energy                                                                              71,180                1,862,781

Hawaiian Electric Industries                                                                     37,679                1,558,027

IDACORP                                                                                          38,933                  996,295

NSTAR                                                                                            54,550                2,356,560

Northeast Utilities                                                                             139,760                2,085,219

PNM Resources                                                                                    40,294                  894,124

Pepco Holdings                                                                                  168,403                2,893,164

Puget Energy                                                                                     95,440                2,015,693

SCANA                                                                                           113,964                3,617,217

Sierra Pacific Resources                                                                        104,411  (a)             385,277

WPS Resources                                                                                    32,800                1,321,840

Westar Energy                                                                                    73,600                1,034,816

Wisconsin Energy                                                                                119,587                3,148,725

                                                                                                                      32,432,361

TOTAL COMMON STOCKS

   (cost $832,880,628)                                                                                               750,873,539
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--4.2%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--3.8%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  1.28%, dated 4/30/2003, due 5/1/2003 in the

  amount of $30,162,072 (fully collateralized by

   $30,290,000 of various U.S. Government Agency
   Obligations, value $30,766,413)                                                           30,161,000               30,161,000

U.S. TREASURY BILLS--.4%

1.12%, 6/12/2003                                                                              3,000,000  (c)           2,996,250

TOTAL SHORT-TERM INVESTMENTS

   (cost $33,157,062)                                                                                                 33,157,250

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INVESTMENT OF CASH COLLATERAL

   FOR SECURITIES LOANED--.2%                                                                   Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred Money Market Fund

   (cost $1,583,400)                                                                          1,583,400                1,583,400
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $867,621,090)                                                            100.1%              785,614,189

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.1%)                (791,061)

NET ASSETS                                                                                       100.0%              784,823,128

(A)   NON-INCOME PRODUCING.

(B)   ALL OF THIS SECURITY IS ON LOAN. AT APRIL 30, 2003, THE TOTAL MARKET VALUE
      OF THE FUND'S SECURITY ON LOAN IS $1,504,230 AND THE TOTAL MARKET VALUE OF
      THE COLLATERAL HELD IS $1,583,400.

(C)   PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR
      OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

April 30, 2003 (Unaudited)

                                                                    Market Value                                   Unrealized
                                                                      Covered by                                 Appreciation
                                              Contracts             Contracts ($)           Expiration           at 4/30/2003 ($)
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's Midcap 400                        156              34,222,500              June 2003         2,335,850

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments (including securities
   loaned valued at $1,504,230)--Note 1(b)             867,621,090  785,614,189

Cash                                                                    833,477

Receivable for shares of Common Stock subscribed                      1,031,214

Dividends and interest receivable                                       457,212

Receivable for futures variation margin--Note 4                         176,500

Prepaid expenses                                                         74,131

                                                                    788,186,723
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           396,029

Liability for securities loaned--Note 1(b)                            1,583,400

Payable for shares of Common Stock redeemed                           1,217,234

Payable for investment securities purchased                             166,932

                                                                      3,363,595
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      784,823,128
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     901,182,050

Accumulated undistributed investment income--net                      1,331,867

Accumulated net realized gain (loss) on investments                 (38,019,738)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $2,335,850 net unrealized
  appreciation on financial futures)                                (79,671,051)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      784,823,128
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      43,890,052

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   17.88

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                       4,322,857

Interest                                                               195,846

Income from securities lending                                          19,911

TOTAL INCOME                                                         4,538,614

EXPENSES:

Management fee--Note 3(a)                                              907,076

Shareholder servicing costs--Note 3(b)                                 907,076

Loan commitment fees--Note 2                                             6,776

Miscellaneous                                                           12,355

TOTAL EXPENSES                                                       1,833,283

INVESTMENT INCOME--NET                                               2,705,331
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             (8,657,815)

Net realized gain (loss) on financial futures                       (1,030,529)

NET REALIZED GAIN (LOSS)                                            (9,688,344)

Net unrealized appreciation (depreciation)
  on investments (including $2,283,150 net
  unrealized appreciation on financial futures)                     34,620,411

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              24,932,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                27,637,398

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2003           Year Ended
                                              (Unaudited)     October 31, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,705,331             4,336,260

Net realized gain (loss) on investments        (9,688,344)            5,972,298

Net unrealized appreciation (depreciation)
   on investments                              34,620,411           (79,751,986)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   27,637,398           (69,443,428)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                         (4,716,808)          (4,350,581)

Net realized gain on investments              (12,930,561)         (16,543,657)

TOTAL DIVIDENDS                               (17,647,369)         (20,894,238)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 164,990,256          487,115,496

Dividends reinvested                           16,211,337           19,756,422

Cost of shares redeemed                      (109,945,298)        (259,029,885)

Redemption fee                                     40,577              150,583

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             71,296,872          247,992,616

TOTAL INCREASE (DECREASE) IN NET ASSETS        81,286,901          157,654,950
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           703,536,227          545,881,277

END OF PERIOD                                 784,823,128          703,536,227

Undistributed investment income--net            1,331,867            3,343,344
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     9,529,136           23,935,096

Shares issued for dividends reinvested            911,774              961,851

Shares redeemed                                (6,384,970)         (13,333,936)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   4,055,940           11,563,011

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                            April 30, 2003                                Year Ended October 31,
                                                                    ----------------------------------------------------------------
                                                (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               17.66         19.31         25.76         24.14          25.80         26.55

Investment Operations:

Investment income--net                                 .06(a)        .12(a)        .16(a)        .22(a)         .21(a)        .27

Net realized and unrealized
   gain (loss) on investments                          .60         (1.04)        (3.02)         6.07           4.46          1.16

Total from Investment Operations                       .66          (.92)        (2.86)         6.29           4.67          1.43

Distributions:

Dividends from
   investment income--net                             (.12)         (.15)         (.21)         (.20)          (.31)         (.23)

Dividends from net realized
   gain on investments                                (.32)         (.58)        (3.38)        (4.47)         (6.02)        (1.99)

Total Distributions                                   (.44)         (.73)        (3.59)        (4.67)         (6.33)        (2.22)

Redemption fee                                         .00(b)        .00(b)        .00(b)        .00(b)         .00(b)        .04

Net asset value, end of period                       17.88         17.66         19.31         25.76          24.14         25.80
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      3.72(c)      (5.30)       (12.85)        30.77          20.48          5.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .25(c)        .50           .50           .50            .50           .50

Ratio of net investment income
   to average net assets                               .37(c)        .61           .72           .90            .90           .98

Portfolio Turnover Rate                               6.63(c)      19.09         28.34         45.74          50.17         67.85
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     784,823       703,536       545,881       487,756        282,544       251,772

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to match the performance of the Standard & Poor's Midcap 400 Index. The Dreyfus Corporation (the "Manager" ) serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor") , a wholly-owned subsidiary of the Manager, is the Distributor of the fund's
shares,   which   are   sold   to   the   public   without   a   sales  charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Effective April 14, 2003, the fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized
on    the    accrual    basis.


The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund's Statement of Investments. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should
a   borrower   fail   to   return   the   securities   in   a   timely  manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is a potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(C)  DIVIDENDS  TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date.
Dividends    from    investment    income-net    and    dividends     The   Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2002, was as follows: ordinary income $4,350,581 and long-term capital gains $16,543,657. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund's expenses, except
management    fees,    brokerage

commissions, taxes, commitment fees, interest, fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the fund directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Board members.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended
April  30,  2003,  the  fund  was  charged  $907,076 pursuant to the Shareholder
Services    Plan.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made
through    the    use    of    the    fund's    exchange    privilege.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2003, amounted to $93,925,259 and $46,615,563, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30 2003, are set forth in the Statement of Financial Futures.

At  April  30,  2003, accumulated net unrealized depreciation on investments was
$82,006,901,   consisting  of  $82,425,188  gross  unrealized  appreciation  and
$164,432,089 gross unrealized depreciation.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on December 18, 2002. The proposals considered at the meeting, and the results, are as follows:

                                                                                                 Shares
                                                            ------------------------------------------------------------------------
                                                                            For                  Against               Abstained
                                                            ------------------------------------------------------------------------

To approve changes to certain of the
   fund's fundamental policies and
   investment restrictions to permit
   participation in a portfolio securities
   lending program                                                   18,318,395                1,302,676                  399,682

To approve changes to certain of the
   fund's fundamental policies and
   investment resctrictions to permit
   investment in other investment
   companies                                                         18,258,754                1,359,832                  402,167

                                                                      The Fund

                      For More Information

                        Dreyfus
                        Midcap Index Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  113SA0403


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MIDCAP INDEX FUND, INC.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  June 26, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  June 26, 2003



DREYFUS MIDCAP INDEX FUND, INC.

                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.